Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases
Future net minimum lease payments for operating leases

($ in millions)
2019	329
2020	254
2021	191
2022	132
2023	105
Thereafter	267
1,278
Sublease income	(13)
Total	1,265

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

($ in millions)
2019	34
2020	27
2021	24
2022	24
2023	19
Thereafter	111
Total minimum lease payments	239
Less amount representing estimated executory costs included in total minimum lease payments	(1)
Net minimum lease payments	238
Less amount representing interest	(87)
Present value of minimum lease payments	151